LOANS AND ADVANCES (Tables)	12 Months Ended
Dec. 31, 2021
LOANS AND ADVANCES
Schedule of loans and advances

	As of December 31,
	2020	2021

	(HK$ in thousands)
Margin loans	18,424,972	29,084,958
IPO loans	400,394	34,348
Other advances	—	468,000
Total	18,825,366	29,587,306